Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, U.S. treasury locks, options and forward contracts.
As of December 31, 2023, we had interest rate caps, swaps and U.S. treasury locks outstanding, with underlying variable benchmark interest rates of daily SOFR or Term SOFR, as applicable.
We completed the transition of our derivative instruments from LIBOR to Term SOFR during the year ended December 31, 2023.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of December 31, 2023 and 2022, we had cash collateral of $1 million and $5 million, respectively, from various counterparties and the obligation to return this collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of December 31, 2023 or 2022.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any losses to date.
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2023 and 2022:

	As of December 31,
	2023		2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$1,150,000	$39,918	$1,727,500	$76,639
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$3,165,000	$90,696	$3,641,000	$135,354
Total derivative assets		$130,614		$211,993

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	As of December 31,
	2023		2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$3,590,000	$80,840	$—	$—
Total derivative liabilities		$80,840		$—

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
(Loss) Gain
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$(123,587)	$176,709	$89,993
Derivative premium and amortization	9,579	4,777	3,437
Income tax effect	14,425	(22,686)	(11,679)
Net (loss) gain on derivatives, net of tax	$(99,583)	$158,800	$81,751
We expect to reclassify approximately $72 million from AOCI as a reduction in interest expense in our Consolidated Income Statements over the next 12 months.
The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements for the years ended December 31, 2023, 2022 and 2021.

	Year Ended December 31,
	2023	2022	2021
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$(36,721)	$69,336	$19,718
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	97,788	17,909	(76,682)
Gain (loss) recognized in interest expense	$61,067	$87,245	$(56,964)